10-K Accounts receivable, net	3 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consist of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Trade accounts receivable	$73,864	$63,990
Other receivables	5,092	4,763
Accounts receivable, gross	78,956	68,753
Less: Allowance for credit losses	(2,617)	(2,722)
Accounts receivable, net	$76,339	$66,031
The changes in the Company’s allowance for credit losses as of December 31, 2025, 2024, and 2023 were as follows:

Allowance for credit losses as of January 1, 2025	$(2,722)
Provision	(977)
Charge-offs and recoveries	1,135
Effect of exchange rate difference	(53)
Allowance for credit losses as of December 31, 2025	$(2,617)

Allowance for credit losses as of January 1, 2024	$(6,717)
Provision	(414)
Charge-offs and recoveries	4,392
Effect of exchange rate differences	17
Allowance for credit losses as of December 31, 2024	$(2,722)

Allowance for credit losses as of January 1, 2023	$(4,042)
Provision	(7,541)
Charge-offs and recoveries	4,866
Allowance for credit losses as of December 31, 2023	$(6,717)
Additional information about the Company’s exposure to credit and market risks and impairment losses for its accounts receivable is included in Item 7A — Quantitative and Qualitative Disclosures about Market Risk of this Annual Report.